Related parties (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023		Dec. 31, 2022
Related parties
Other receivables		R$ 7,157	[1]	R$ 1,759
Trade receivables		18,137		7,177
Indemnification asset		203,942		180,417
Other liabilities		15,060	[2]	54
Suppliers		11,247		13,781
Bonds		263,904		313,531
Cogna Educacao S.A.
Related parties
Other receivables		0	[1]	0
Trade receivables		0		0
Indemnification asset		203,942		180,417
Other liabilities		2,696	[2]	0
Suppliers		0		3,828
Bonds		263,904		313,531
Editora Atica S.A.
Related parties
Other receivables		4,424	[1]	0
Trade receivables		6,536		5,754
Indemnification asset		0		0
Other liabilities		12,334	[2]	0
Suppliers		6,286		9,778
Bonds		0		0
Editora E Distribuidora Educacional S.A.
Related parties
Other receivables		1,256	[1]	1,722
Trade receivables		477		19
Indemnification asset		0		0
Other liabilities		0	[2]	0
Suppliers		0		0
Bonds		0		0
Editora Scipione S.A.
Related parties
Other receivables	[1]	87
Trade receivables		2,112
Indemnification asset		0
Other liabilities	[2]	0
Suppliers		40
Bonds		0
Educacao Inovacao e Tecnologia S.A.
Related parties
Other receivables				0
Trade receivables				389
Indemnification asset				0
Other liabilities				0
Suppliers				175
Bonds				0
Nice Participações Ltda
Related parties
Other receivables				0
Trade receivables				37
Indemnification asset				0
Other liabilities				0
Suppliers				0
Bonds				0
Maxiprint Editora Ltda.
Related parties
Other receivables	[1]	1
Trade receivables		4,659
Indemnification asset		0
Other liabilities	[2]	0
Suppliers		0
Bonds		0
Saraiva Educação S.A.
Related parties
Other receivables		1,099	[1]	0
Trade receivables		3,495		749
Indemnification asset		0		0
Other liabilities		19	[2]	0
Suppliers		4,262		0
Bonds		0		0
Somos Idiomas S.A.
Related parties
Other receivables		146	[1]	0
Trade receivables		2		229
Indemnification asset		0		0
Other liabilities		0	[2]	0
Suppliers		0		0
Bonds		0		0
Others
Related parties
Other receivables		144	[1]	37
Trade receivables		856		0
Indemnification asset		0		0
Other liabilities		11	[2]	54
Suppliers		659		0
Bonds		R$ 0		R$ 0

[1]	Refers substantially to accounts receivable generated from sharing costs e.g IT services shared by the Company to Cogna Group.
[2]	Refers substantially to accounts payable by sharing expenses e.g property leasing, personnel and IT licenses shared with Cogna Group